Deconsolidation of 58 Home (Tables)	12 Months Ended
Dec. 31, 2016
Issuance Of Restricted Shares And Preference Shares By 58Daojia Abstract
Schedule of Condensed Financial Information of 58 Home
In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the period in which it was accounted for by equity method.

	For the period from November 27 to
	December 31, 2015	For the year ended December 31, 2016
	RMB	RMB
Operating data:
Total revenues	331	114,484
Gross profit/(loss)	(556)	90,527
Loss from operations	(69,994)	(975,358)
Net loss	(68,103)	(1,015,209)

	As of December 31,
	2015	2016
Balance sheets data:	RMB	RMB
Current assets	1,517,326	1,286,858
Non-current assets	540,938	118,233
Current liabilities	165,275	376,174
Mezzanine equity	1,948,080	2,081,100
Total shareholders’ deficit	(55,091)	(1,052,183)